Income Taxes (Details 1)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S. federal tax	34.00%
Adjustment for forfeiture of non-qualified stock options	(27.00%)
Release of valuation allowance	32.00%
Total	39.00%
Valuation allowance	(70.00%)
Effective tax rate	32.00%